SCHEDULE OF OTHER LONG TERM ASSETS (Details) - USD ($)		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment Effects on Earnings Per Share [Line Items]
Total other long-term assets		$ 31,023	$ 31,023	$ 1,905,983
Security Deposit Ethos Management Loan [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total other long-term assets	[1]			1,875,000
Security Deposits Leased Facilities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total other long-term assets			$ 31,023	$ 30,983

[1]	See Note 10 – Notes Payable – Ethos Management Inc.